Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	PFMT
Entity Registrant Name	Performant Financial Corporation
Entity Central Index Key	0001550695
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 37,843	$ 20,004
Trade accounts receivable, net of allowance for doubtful accounts of $65 and $77, respectively and estimated allowance for appeals of $1,199 and $484, respectively	23,044	19,398
Deferred income taxes	3,798	5,348
Prepaid expenses and other current assets	2,876	3,292
Debt issuance costs, current portion	1,125	595
Total current assets	68,686	48,637
Property, equipment, and leasehold improvements, net	20,669	14,915
Identifiable intangible assets, net	36,244	36,516
Goodwill	81,572	81,572
Debt issuance costs	3,844
Other assets	730	659
Total assets	211,745	182,299
Current liabilities:
Current maturities of notes payable	11,040	8,134
Accrued salaries and benefits	9,288	7,138
Accounts payable	1,403	60
Other current liabilities	8,252	8,475
Income taxes payable	430	470
Deferred revenue	2,187	2,214
Estimated liability for appeals	4,378	450
Total current liabilities	36,978	26,941
Notes payable, net of current portion	136,729	87,051
Line of credit, drawn		8,198
Deferred compensation		1,761
Deferred income taxes	11,271	14,647
Other liabilities	2,694	1,158
Total liabilities	187,672	139,756
Commitments and contingencies
Redeemable preferred stock
Series A convertible preferred stock, $0.0001 par value. Authorized, 50,000 and 18,000 shares; issued and outstanding, 0 and 5,296 shares at December 31, 2012 and 2011, respectively		58,248
Stockholders' equity (deficit):
Due from stockholders		(2,266)
Common stock, $0.0001 par value. Authorized, 500,000 and 60,000 shares at December 31, 2012 and 2011, respectively; issued and outstanding 45,392 and 37,667 shares at December 31, 2012 and 2011, respectively	4	4
Additional paid-in capital	35,970	19,371
Accumulated deficit	(11,901)	(32,814)
Total stockholders' equity (deficit)	24,073	(15,705)
Total liabilities, redeemable preferred stock, and stockholders' equity (deficit)	$ 211,745	$ 182,299

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 65	$ 77
Estimated allowance for appeals	$ 1,199	$ 484
Series A convertible preferred stock, par value	$ 0.0001	$ 0.0001
Series A convertible preferred stock, Authorized shares	50,000,000	18,000,000
Series A convertible preferred stock, issued shares	0	5,296,000
Series A convertible preferred stock, outstanding shares	0	5,296,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized shares	500,000,000	50,000,000
Common stock, issued shares	45,392,000	37,667,000
Common stock, outstanding shares	45,392,000	37,667,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 210,073	$ 162,974	$ 123,519
Operating expenses:
Salaries and benefits	83,002	67,082	58,113
Other operating expenses	71,305	49,199	33,655
Impairment of trade name	0	13,400	0
Total operating expenses	154,307	129,681	91,768
Income from operations	55,766	33,293	31,751
Debt extinguishment costs	(3,679)	0	0
Interest expense	(12,414)	(13,530)	(15,230)
Interest income	64	125	118
Income before provision for income taxes	39,737	19,888	16,639
Provision for income taxes	16,786	7,516	6,664
Net income	22,951	12,372	9,975
Accrual for preferred stock dividends	2,038	6,495	5,771
Net income available to common shareholders	$ 20,913	$ 5,877	$ 4,204
Net income per share attributable to common shareholders (see Note 1)
Basic	$ 0.48	$ 0.14	$ 0.1
Diluted	$ 0.44	$ 0.13	$ 0.09
Weighted average shares (see Note 1)
Basic	43,985	42,962	42,962
Diluted	47,599	45,742	45,019

Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Due From Stockholders	Redeemable Preferred Stock Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ (26,324)	$ (2,161)	$ 45,982	$ 4	$ 18,728	$ (42,895)
Beginning Balance (in shares) at Dec. 31, 2009			5,296,000	37,667,000
Increase in redemption value of Series A preferred stock	(5,771)		5,771			(5,771)
Interest on notes receivable from stockholders	(103)	(103)
Stock-based compensation expense	629	106			523
Net income	9,975					9,975
Ending Balance at Dec. 31, 2010	(21,594)	(2,158)	51,753	4	19,251	(38,691)
Ending Balance (in shares) at Dec. 31, 2010			5,296,000	37,667,000
Increase in redemption value of Series A preferred stock	(6,495)		6,495			(6,495)
Interest on notes receivable from stockholders	(108)	(108)
Stock-based compensation expense	120				120
Net income	12,372					12,372
Ending Balance at Dec. 31, 2011	(15,705)	(2,266)	58,248	4	19,371	(32,814)
Ending Balance (in shares) at Dec. 31, 2011			5,296,000	37,667,000
Increase in redemption value of Series A preferred stock	(2,038)		2,038			(2,038)
Conversion of Series A preferred stock to Series B preferred stock which was immediately redeemed for cash			(60,286)
Conversion of Series B preferred stock to common (in shares)			(5,296,000)	5,296,000
Conversion of Series B preferred stock to common
Exercise of stock options (in shares)				284,000
Exercise of stock options	175				175
Issuance of stock (in shares)				2,243,000
Issuance of stock	15,420				15,420
Purchase of treasury stock (in shares)				(98,000)
Purchase of treasury stock	(1,225)				(1,225)
Interest on notes receivable from stockholders	(57)	(57)
Repayment of note receivable from stockholder	2,323	2,323
Stock-based compensation expense	1,614				1,614
Income tax benefit from employee stock options	615				615
Net income	22,951					22,951
Ending Balance at Dec. 31, 2012	$ 24,073			$ 4	$ 35,970	$ (11,901)
Ending Balance (in shares) at Dec. 31, 2012				45,392,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 22,951	$ 12,372	$ 9,975
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of asset	51
Impairment of intangible asset		13,400
Depreciation and amortization	9,505	7,766	7,213
Write-off of unamortized debt issuance costs	335
Deferred income taxes	(1,826)	(9,640)	32
Stock-based compensation	1,614	120	629
Interest expense from debt issuance costs and amortization of discount note payable	1,272	1,254	1,997
Interest income on notes receivable from stockholders	(57)	(108)	(103)
Changes in operating assets and liabilities:
Trade accounts receivable	(3,646)	(5,392)	1,610
Prepaid expenses and other current assets	416	(94)	(664)
Other assets	(71)	372	(394)
Accrued salaries and benefits	2,150	2,542	(69)
Accounts payable	1,343	(3)	(255)
Other current liabilities	(1,223)	4,714	(1,882)
Income taxes payable	(40)	470
Deferred revenue	(27)	2,214
Estimated liability for appeals	3,928	450
Other liabilities	330	(1,452)	125
Net cash provided by operating activities	37,005	28,985	18,214
Cash flows from investing activities:
Purchase of property, equipment, and leasehold improvements	(11,356)	(6,111)	(4,921)
Purchase of perpetual software license and computer equipment	(837)
Net cash used in investing activities	(12,193)	(6,111)	(4,921)
Cash flows from financing activities:
Borrowing under notes payable	156,000
Borrowing under line of credit	4,500
Redemption of preferred stock	(60,286)
Repayment of notes payable	(103,416)	(13,948)	(9,967)
Repayment of line of credit	(12,698)
Debt issuance costs paid	(3,074)		(1,172)
Proceeds from exercise of stock options	175
Proceeds from issuance of stock	12,624
Repayment of promissory notes from stockholders	2,323
Income tax benefit from employee stock options	615
Payment to stockholders	(1,761)
Purchase of treasury stock	(1,225)
Payment of purchase obligation	(750)
Net cash used in financing activities	(6,973)	(13,948)	(11,139)
Net increase in cash and cash equivalents	17,839	8,926	2,154
Cash and cash equivalents at beginning of year	20,004	11,078	8,924
Cash and cash equivalents at end of year	37,843	20,004	11,078
Supplemental disclosures of cash flow information:
Cash paid for income taxes	18,037	15,830	6,209
Cash paid for interest	11,178	12,246	13,048
Cash paid as debt extinguisment	3,344
Supplemental disclosure of non-cash investing and financing activities:
Obligation to sellers of perpetual license	3,250
Issuance of common stock as part of debt issuance costs	$ 2,796

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

(a)	Organization and Nature of Business

Performant Financial Corporation (the Company) is a leading provider of technology-enabled recovery and analytics services in the United States. Company services help identify, restructure and recover delinquent or defaulted assets and improper payments for both government and private clients in a broad range of markets. Company clients typically operate in complex and regulated environments and outsource their recovery needs in order to reduce losses on billions of dollars of defaulted student loans, improper healthcare payments and delinquent state tax and federal treasury receivables. The Company generally provides our services on an outsourced basis, where we handle many or all aspects of the clients’ recovery processes.

The Company’s consolidated financial statements include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary Performant Business Services, Inc., and its wholly owned subsidiaries Performant Recovery, Inc. (Recovery), and Performant Technologies, Inc. Effective August 13, 2012, we changed the name of our wholly owned subsidiary from DCS Business Services, Inc. (DCSBS) to Performant Business Services, Inc., and DCSBS’ wholly owned subsidiaries from Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI), to Performant Recovery, Inc., and Performant Technologies, Inc., respectively. PFC is a Delaware corporation headquartered in California and was formed in 2003. Performant Business Services, Inc. is a Nevada corporation founded in 1997. Recovery is a California corporation founded in 1976. Performant Technologies, Inc. is a California corporation that was formed in 2004.

The Company is managed and operated as one business, with a single management team that reports to the Chief Executive Officer.

(b)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP. The Company consolidates entities in which it has controlling financial interest, and as of December 31, 2012, all of the Company’s subsidiaries are 100% owned. All significant intercompany balances and transactions have been eliminated in consolidation.

(c)	Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, primarily accounts receivable, intangible assets, goodwill, estimated liability for appeals, accrued expenses, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Our actual results could differ from those estimates.

(d)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s shares of Common Stock. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to additional paid-in capital. Concurrently with the stock split, the authorized Common Stock was increased from 25,000,000 shares to 60,000,000 shares. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

(e)	Cash and Cash Equivalents

Cash and cash equivalents include demand deposits and highly liquid debt instruments with original maturities of three months or less when purchased. These investments can include money market funds that invest in highly liquid U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, and commercial paper.

The Company collects monies on behalf of its clients. Cash is often held on behalf of the clients in various trust accounts and is subsequently remitted to the clients based on contractual agreements. Cash held in these trust accounts for contracting agencies is not included in the Company’s assets (Note 12(a)).

(f)	Hosted Service Installation and Implementation Deliverables

In 2008, the Company entered into a long-term contract to provide hosted services to a client beginning in March 2009. The Company determined that certain installation and implementation deliverables were not separate units of accounting within the contract, and should be combined for revenue recognition purposes with the hosted service deliverable. Accordingly, revenue for these contract elements is being taken ratably from the commencement of hosted services in March 2009 through the contract period of March 2018. Additionally, the Company deferred the direct incremental costs associated with the installation and implementation deliverables, with the costs being expensed ratably from the March 2009 commencement of services through March 2018.

(g)	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, net of accumulated depreciation. Furniture and equipment are depreciated using the straight-line method over estimated useful lives ranging from 5 to 7 years. Buildings are depreciated using the straight-line method over 31.5 years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated life of the asset or the remaining term of the lease. Computer software and computer hardware are depreciated using the straight-line method over 3 years and 5 years, respectively.

Maintenance and repairs are charged to expense as incurred. Improvements that extend the useful lives of assets are capitalized.

When property is sold or retired, the cost and the related accumulated depreciation are removed from the consolidated balance sheet and any gain or loss from the transaction is included in the consolidated statements of operations.

(h)	Goodwill and Other Intangible Assets

Goodwill represents the excess of purchase price and related costs over the fair value assigned to the net assets of businesses acquired. Goodwill is not amortized, but instead is reviewed for impairment at least annually. Impairment is the condition that exists when the carrying amount of goodwill is not recoverable and its carrying amount exceeds its fair value. In accordance with Accounting Standard Update (ASU) 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, the Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2012, and concluded that there was no need to perform an impairment test. The Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2011, and again concluded that there was no need to perform an impairment test. The Company applied impairment tests to its goodwill and determined that no impairment loss had occurred during 2010.

Identifiable intangible assets consist of customer contracts and related relationships, a perpetual license, and covenants not to compete. Customer contracts and related relationships are amortized over their estimated useful life of 4 – 20 years. The perpetual license is amortized over its estimated useful life of 5 years.

(i)	Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets or intangibles may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company did not recognize an impairment expense for intangible assets in 2012 and 2010. In 2011, the Company recorded $13.4 million of impairment expense to write off the carrying amount of its former trade name, Diversified Collection Services, Inc. (DCS). The Company determined that the DCS trade name would not be used in the future, and retired the trade name intangible asset accordingly.

(j)	System Developments

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASC) Subtopic 350-40, Internal-Use Software, which specifies that costs incurred during the application stage of development should be capitalized. All other costs are expensed as incurred. During 2012, 2011 and 2010, costs of $5.4 million, $2.5 million and $2.1 million respectively, were capitalized for projects in the application stage of development, with depreciation expense of $2.4 million, $2.1 million and $1.5 million respectively, for completed projects.

(k)	Debt Issuance Costs

Debt issuance costs represent loan and legal fees paid in connection with the issuance of long-term debt. Debt issuance cost is amortized to interest expense in accordance with key terms of the notes as amended.

(l)	Revenues, Accounts Receivable, and Estimated Liability for Appeals

Revenue is recognized upon the collection of defaulted loan and debt payments. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients. Incentive revenue is recognized upon receipt of official notification of incentive award from customers. Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim or offset. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates are probable of being returned to providers following successful appeal. At December 31, 2012, a total of $5.6 million was presented as an allowance against revenue, representing the Company’s estimate of claims that may be overturned. Of this amount, $1.2 million was related to amounts in accounts receivable and $4.4 million was related to commissions which had already been received. The balances at December 31, 2012 and 2011, were $4.4 million and $0.5 million, respectively, represent the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected. In addition to the $4.4 million amount accrued at December 31, 2012, the Company estimates that it is reasonably possible that it could be required to pay an additional amount up to approximately $1.5 million as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenues in the applicable period would be reduced by the amount of the excess.

For the year ended December 31, 2012, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2012 Revenue	Percent of total revenue
1	$54,130	25.8%
2	39,183	18.7%
3	29,027	13.8%
4	25,469	12.1%
5	22,397	10.7%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 4 clients is summarized in the table below (in thousands):

Rank	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

Revenue from the largest three customers was 58%, 50% and 53% of total revenue in 2012, 2011 and 2010, respectively. Accounts receivable due from these three customers were 63%, 25% and 41% of total trade receivables at December 31, 2012, 2011 and 2010, respectively. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company determines the allowance for doubtful accounts by specific identification. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts was $0.1 million and $0.1 million at December 31, 2012 and 2011, respectively.

(m)	Legal Expenses

The Company recognizes legal fees related to litigation as they are incurred.

(n)	Comprehensive Income

The Company has no components of comprehensive income other than its net income. Accordingly, comprehensive income is equivalent to net income.

(o)	Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, short-term debt and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values based on or due to their short-term maturities. The carrying values of short-term debt and long-term debt approximate fair value, in which their variable interest rates approximate market rates.

(p)	Income Taxes

The Company accounts for income taxes under the asset-and-liability method. Deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying value of assets and liabilities for financial reporting purposes and for taxation purposes. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(q)	Preferred Stock

The carrying amounts of preferred stock are periodically increased by amounts representing dividends not currently declared or paid, but which would be payable under certain redemption features. Such increases in carrying amounts are recorded against retained earnings.

(r)	Stock Options

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation – Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards, such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model.

FASB ASC Topic 718 also requires that excess tax benefits recognized in equity related to stock option exercises are reflected as financing cash inflows. The Company recognized income tax benefits resulting from the exercise of stock options in 2012, 2011 and 2010 of $0.6 million, $0 million and $0 million, respectively.

(s)	Earnings per Share

Basic earnings per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding during the period plus the weighted average number of Series A preferred shares outstanding during the period. The Series A shares are included in the basic denominator because they could be converted into common shares for no cash consideration (via conversion units as further described in Note 7), and were thus considered outstanding common shares in computing basic earnings per share. Diluted earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares and dilutive common shares equivalents outstanding during the period. The Company’s common share equivalents consist of stock options.

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average shares outstanding – basic	43,985	42,962	42,962
Dilutive effect of stock options	3,614	2,780	2,057
Weighted average shares outstanding – diluted	47,599	45,742	45,019

For the year ended December 31, 2012, the Company excluded from the calculation of diluted earnings per share options to purchase 2,364,000 shares because such outstanding options’ combined exercise price, unamortized fair value and excess tax benefits were greater than the average market price of our common shares in each of those periods because their effect would be anti-dilutive (i.e., including such options would result in higher earnings per share).

(t)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company implemented the provisions of ASU 2011-11 as of January 1, 2013. The Company does not believe its adoption of the new guidance will have an impact on its consolidated financial statement.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a nonpublic entity, the ASU is effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of operations by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update No. 2011-05. The Company adopted this new accounting guidance with no impact to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 in 2012 with no impact to our consolidated financial statements.

(u)	Reclassifications

Certain reclassifications have been made to the 2011 balances to conform to the 2012 presentation. Such reclassifications have no effect on net income or retained earnings as previously reported.

Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition
2.	Acquisition

In February 2012, the Company purchased a perpetual software license and computer equipment from HOPS, a non-public Florida company, in a transaction valued at $3.68 million. The purchase agreement calls for a total of $4.0 million in cash payments to be made over an approximate 3 year period, beginning with an initial payment of $0.8 million which was made in February 2012, followed by quarterly payments of $0.3 million. As part of the transaction valuation, these payments were discounted to a present value using an estimate of our incremental borrowing rate.

The HOPS proprietary software platform provides data filtering services for government and commercial health plans to help identify improper payments made to health providers, and enhances our existing service offering in recovery of improper payments.

The purchase is being treated as a business combination for accounting purposes; the following table summarizes the estimated fair values of the assets acquired at the acquisition date (in thousands):

February 1, 2012
Computer equipment	$280
Perpetual license	3,250
Customer relationships	150

Total identifiable assets acquired	$3,680

The acquired intangible assets will be amortized over their estimated useful lives, which are 5 and 4 years for the perpetual license and customer relationships, respectively.

The following represents our pro forma Consolidated Statements of Income as if HOPS had been included in our consolidated results for the years ending December 31, 2012 and 2011 ( in thousands, except for per share data):

	For the year ended December 31,
	2012	2011
Total revenue	$211,329	$164,230

Net income available to common shareholders	$18,751	$3,715

Earnings per share attributable to common shareholders
Basic	$0.43	$0.09

Diluted	$0.39	$0.08

Property, Equipment, and Leasehold Improvements	12 Months Ended
Dec. 31, 2012
Property, Equipment, and Leasehold Improvements
3.	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements consist of the following at December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Land	$1,767	$1,767
Building and leasehold improvements	5,500	4,797
Furniture, equipment, and automobile	4,408	3,612
Computer hardware and software	40,886	31,197

	52,561	41,373
Less accumulated depreciation and amortization	(31,892)	(26,458)

Property, equipment and leasehold improvements, net	$20,669	$14,915

Depreciation and amortization expense of property, equipment and leasehold improvements was $5.8 million, $4.7 million and $4.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2012
Identifiable Intangible Assets
4.	Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2012 and 2011 (in thousands):

December 31, 2012	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,198	$(28,608)	$33,590
Perpetual license	3,250	(596)	2,654

Total intangible assets	$65,448	$(29,204)	$36,244

December 31, 2011	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,046	$(25,530)	$36,516

Total intangible assets	$62,046	$(25,530)	$36,516

For the years ended December 31, 2012, 2011 and 2010, amortization expense related to intangible assets amounted to $3.7 million, $3.0 million and $3.0, respectively.

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

Year Ending December 31,	Amount
2013	$3,731
2014	3,731
2015	3,731
2016	3,696
2017	3,097
Thereafter	18,258

Total	$36,244

Credit Agreement	12 Months Ended
Dec. 31, 2012
Credit Agreement
5.	Credit Agreement

On March 19, 2012, the Company recapitalized entering into a credit agreement (the Agreement) consisting of a Term A Loan of $57.0 million, a Term B Loan of $79.5 million, and a revolving credit facility of $11.0 million. In connection with the recapitalization, our old credit facility, scheduled to mature in 2012, was extinguished, and our indebtedness on the old facility was paid in full. As of December 31, 2011, the indebtedness on the old facility consisted of $33.2 million under the Term A-2 Loan, $62 million under the Term B Loan and $8.2 million under the line of credit. On June 28, 2012, the Agreement was amended to increase the Term B Loan to $99 million. Payments under the Agreement are as follows (in thousands):

Year Ending December 31,	Amount
2013	$11,040
2014	11,040
2015	11,040
2016	11,040
2017	10,253
Thereafter	93,356

Total	$147,769

Proceeds from the new Term A, Term B, and revolving credit facility borrowings were used along with $14.5 million of our cash to repay our old notes payable and line of credit in the amount of $103.4 million and to redeem 3,897,000 shares of Series A Convertible Preferred Stock plus accrued dividends for a total of $44.0 million. Fees paid in conjunction with the credit agreement totaled $8.1 million, including an agency fee for $1.5 million to an entity associated with our majority stockholder, and an agreement to grant 215,000 shares of Common Stock valued at approximately $2.8 million to an investment bank acting as advisor.

Proceeds from the additional Term B borrowings were used to redeem the remaining 1,399,000 shares of Series A Convertible Preferred Stock outstanding plus accrued dividends for a total of $16.3 million. Fees paid in conjunction with the credit agreement totaled $0.8 million, including an agency fee for $0.2 million to an entity associated with our majority stockholder. Remaining proceeds of $2.3 million were used along with existing cash to pay off the line of credit balance of $4.5 million.

The Term A Loan is charged interest either at Prime (subject to a 2.50% floor) +4.25% or LIBOR (subject to a 1.50% floor) +5.25%, which was 6.75% at December 31, 2012. The Term A loan requires quarterly payments of $2.5 million beginning in June 2012, with the remaining outstanding principal balance due March 19, 2017. As of December 31, 2012, the Term A loan ending balance, including the current portion was $49.5 million.

The Term B loan is charged interest at Prime +4.75% (subject to a 2.50% floor) or LIBOR (subject to a 1.50% floor) +5.75% which was 7.25% at December 31, 2012. The Term B loan requires quarterly payments of $0.2 million beginning in June 2012, with the outstanding principal balance due March 19, 2018. As of December 31, 2012, the Term B loan ending balance, including the current portion was $98.3 million.

The Company has a line of credit under the Agreement which allows for borrowings of up to $11 million. Borrowings accrue interest at Prime + 4.25% or LIBOR + 5.25%, which was 6.75% at December 31, 2012. Both the Prime and the LIBOR alternatives are subject to minimum rate floors. In addition, a facility fee of 0.5% is assessed on the commitment amount. There were no outstanding borrowings under this line of credit at December 31, 2012, and a letter of credit outstanding in the amount of $1.4 million, leaving remaining borrowing capacity under the line of credit of $9.6 million at December 31, 2012. The line of credit expires in March 19, 2017.

The Agreement contains certain restrictive financial covenants, which require, among other things, that we meet a minimum fixed charge coverage ratio of 1.20 and maximum total debt to EBITDA ratio of 3.25. Additionally, these covenants restrict the Company and its subsidiaries’ ability to incur certain types or amounts of indebtedness, incur liens on certain assets, make material changes in corporate structure or the nature of its business, dispose of material assets, engage in a change in control transaction, make certain foreign investments, enter into certain restrictive agreements, or engage in certain transactions with affiliates. We were in compliance with all such covenants at December 31, 2012.

During our March 19, 2012 recapitalization, debt issuance costs of $5.0 million were capitalized, including $1.5 million of agent fees paid to an entity associated with our majority stockholder, and $0.8 million paid to third parties for legal and other services and a grant of 215,044 shares of Common Stock issued as compensation to an investment bank acting as financial advisor valued at approximately $2.8 million, based upon a price of $13 per share. These costs are being amortized to expense over the life of the new loans.

The Company capitalized an additional $0.8 million related to our June 28, 2012 amendment to the Agreement, which included $0.2 million of agent fees paid to an entity associated with our majority stockholders, and $0.04 million paid to third parties for legal and other services. Debt issuance costs are being amortized to interest expense over the life of the new loans. Accumulated amortization of debt issuance costs amounted to $0.9 million at December 31, 2012.

Debt extinguishment costs of $3.7 million were expensed, including $3.3 million of fees paid to lenders, and $0.3 million of unamortized debt issuance costs associated with the old credit facility.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
6.	Commitments and Contingencies

The Company leases office facilities and certain equipment. In January 2012, we renewed two of our facilities leases and entered into a new lease agreement for approximately 6,000 square feet in Livermore, California.

Future minimum rental commitments under non-cancelable leases as of December 31, 2012 are as follows (in thousands):

Year Ending December 31,	Amount
2013	$1,740
2014	1,769
2015	1,409
2016	986
2017	785
Thereafter	65

Total	$6,754

Lease expense was $2.4 million, $1.9 million and $1.9 million for the year ended December 31, 2012, 2011 and 2010, respectively.

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock

7.	Capital Stock

Prior to August 15, 2012, the total number of shares of capital stock that the Company has authority to issue is 96,000,000, consisting of 18,000,000 shares of Series A Participating Senior Preferred Stock (Series A Preferred Stock), $0.0001 par value per share (Series A Preferred Stock); 18,000,000 shares of Series B Redeemable Senior Preferred Stock, $0.0001 par value per share (Series B Preferred Stock); and 60,000,000 shares of Common Stock, $0.0001 par value per share. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

(a)	Series A Preferred Stock

Issuance – On May 23, 2006, the Company sold 5,295,676 shares of Series A Preferred Stock to shareholders at a price of $5.67 per share, receiving gross proceeds of $30,000,000, and net proceeds of $29,925,000 after issuance costs of $75,000.

Dividends – The holders of Series A Preferred Stock were entitled to receive dividends as declared by the board of directors. The dividends accrued on a daily basis at the rate of 12% per annum on the sum of the Liquidation Value plus accumulated dividends and accrued and unpaid dividends thereon from the date of issuance of the Preferred Stock. As of December 31, 2011, the Company had accrued dividends payable of $28,248,000 recorded as an increase to the Series A Preferred Stock.

Voting – Each share of Series A Preferred Stock entitled the holder to cast a number of votes per share equal to the number of votes that the holder would be entitled to cast assuming that such shares of Series A Preferred Stock had been converted into shares of Common Stock.

Liquidation – In the event of any liquidation, dissolution, or winding up of the Company, before any distribution or payment to holders of Common Stock, but on parity with the holders of Series B Preferred Stock, holders of shares of Series A Preferred Stock were entitled to be paid an amount equal to the Liquidation Value of $5.67 per share plus any accumulated or accrued but unpaid dividends thereon. In addition to the payments set forth above, the holders of shares of Series A Preferred Stock were entitled to participate, on a parity and ratably on a per-share basis with the holders of Common Stock, with respect to all such distributions or payments that the holders of Series A Preferred Stock would have been entitled to receive with respect to the number of shares of Common Stock into which such holders’ shares of Series A Preferred Stock were convertible immediately prior to any relevant record date or payment date in connection with liquidation, dissolution, or winding up, but only to the extent that shares of Common Stock would have participated in such distributions or payments (and such payment shall be junior to all equity securities of the Company that rank senior to the Common Stock, including without limitation the Series B Preferred Stock).

Conversion – The Series A Preferred Stock was convertible into Conversion Units (as defined below), at a rate of one Conversion Unit for one share of Series A Preferred Stock. A Conversion Unit consisted of (i) the number of shares of Common Stock determined by dividing the Liquidation Value of the Series A Preferred Stock by the Conversion Price then in effect (the Common Portion) and (ii) one share of Series B Preferred Stock (the Series B Portion) subject to adjustments. If upon conversion there were any unpaid, accrued, or accumulated dividends due on the shares of Series A Preferred Stock, such dividends continued to be deferred, but were considered unpaid, accrued, or accumulated dividends (as the case may be) due on the Series B Preferred Stock.

•	Optional conversion – Each share of Series A Preferred Stock was convertible, at the option of the holder thereof, into a Conversion Unit at any time after the date of issuance of such share.

•

Automatic conversion – Each share of Series A Preferred Stock automatically could have been converted into Conversion Units on the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Series A Preferred Stock.

•

Conversion price – The initial Conversion Price of the shares issued in May 2006 was $5.67 per share. In order to prevent dilution of the conversion rights granted to the holders of the Series A Preferred Stock, the Conversion Price was subject to adjustment from time to time under certain circumstances. If the Company (i) declared a dividend on the Common Stock payable in shares of its capital stock (including Common Stock), (ii) subdivided the outstanding Common Stock, (iii) combined the outstanding Common Stock into a smaller number of shares, or (iv) issued any shares of its capital stock in a reclassification of the Common Stock, then, in each such case, the Conversion Price was to be proportionately adjusted so that, in connection with a conversion of the shares of Series A Preferred Stock after such date, the holder of shares of Series A Preferred Stock would have been entitled to receive the aggregate number and kind of shares of capital stock, which, if the conversion had occurred immediately prior to such date, the holder would have owned upon such conversion and been entitled to receive by virtue of such dividend, subdivision, combination, or reclassification.

(b)	Redemption of Series A Preferred Stock

On March 19, 2012, the Company recapitalized. As part of the recapitalization, 3,897,000 shares of Series A Convertible Preferred Stock were converted into conversion units, which consisted of one share of Series B Preferred Stock and one share of Common Stock. The Series B Preferred shares plus accrued dividends were redeemed for cash of $44 million, and 3,897,000 shares of Common Stock were issued to the holders of the redeemed Series A Convertible Preferred Stock.

In June 2012, the remaining 1,399,000 shares of Series A Convertible Preferred Stock were converted into conversion units of one share of Series B Preferred Stock and one share of Common Stock. The shares Series B Preferred Stock plus accrued dividends were redeemed for cash of $16.3 million and 1,399,000 shares of Common Stock were issued to the holders of the redeemed Series A Convertible Preferred Stock.

(c)	Issuance of Shares of Common Stock as Compensation

As part of the March 19, 2012 recapitalization, the Company issued to its financial advisor as compensation in connection with the debt portion of the recapitalization 215,000 shares of Common Stock valued at approximately $2.8 million based upon a price of $13 per share. This amount represents debt issuance costs and is being amortized to expense over the 5 to 6 year life of the loans described in Note 5.

(d)	Initial Public Offering

In August 2012, the Company completed its initial public offering (IPO) in which we issued and sold 1,924,000 shares of Common Stock at a public offering price of $9.00 per share. The Company received net proceeds of $12.6 million after deducting underwriter discounts and commissions of $1.0 million and other offering expenses of approximately $3.6 million. In addition, a financial advisor to the Company was paid $0.9 million through the issuance of 103,500 shares of Common Stock valued at $9.00 per share.

Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Stock-based Compensation
8.	Stock-based Compensation

(a)	Stock Options

The Company has established the 2004 DCS Holdings Stock Option Plan, the DCS Holdings, Inc. 2004 Equity Incentive Plan (Performant Financial Corporation is the new name of DCS Holdings, Inc.), the Performant Financial Corporation 2007 Stock Option Plan, and the Performant Financial Corporation 2012 Stock Incentive Plan (the Plans). Under the terms of the 2004 DCS Holdings Stock Option Plan, stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. The 2004 DCS Holdings Stock Option Plan was terminated on the completion of the Company’s initial public offering in August 2012. No shares of our common stock are available under our 2004 Stock Option Plan other than for satisfying exercises of stock options granted under this plan prior to termination.

Under the terms of the DCS Holdings, Inc. 2004 Equity Incentive Plan, incentive and nonqualified stock options, stock bonuses, and rights to acquire restricted stock may be granted for up to 3,600,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the DCS Holdings, Inc. 2004 Equity Incentive Plan generally vest over a four-year period. The Company’s DCS Holdings, Inc. 2004 Equity Incentive Plan was terminated on the completion of its initial public offering in August 2012. No shares of our common stock are available under our 2004 Equity Incentive Plan other than for satisfying exercises of stock options granted under this plan prior to termination.

Under the terms of the Performant Financial Corporation 2007 Stock Option Plan, incentive and nonqualified stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the Performant Financial Corporation 2007 Stock Option Plan generally vest over a five-year period. Performant Financial Corporation 2007 Stock Option Plan was terminated on the completion of its initial public offering in August 2012. No shares of our common stock are available under our 2007 Stock Option Plan other than for satisfying exercises of stock options granted under this plan prior to termination.

The terms of the Performant Financial Corporation 2012 Stock Incentive Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of nonstatutory stock options, restricted stock, stock appreciation rights, stock unit awards and cash-based awards to employees, non-employee directors and consultants. The Company has reserved 4,300,000 shares of common stock under the 2012 Plan. Options granted under the Performant Financial Corporation 2012 Stock Incentive Plan generally vest over a five-year period.

The exercise price of incentive stock options shall generally not be less than 100% of the fair market value of the Common Stock subject to the option on the date that the option is granted. The exercise price of nonqualified stock options shall generally not be less than 85% of the fair market value of the Common Stock subject to the option on the date that the option is granted. Options issued under the Plans have a maximum term of 10 years and vest over schedules determined by the board of directors. Options issued under the Plans generally provide for immediate vesting of unvested shares in the event of a sale of the Company.

Total stock-based compensation expense charged as salaries and benefits expense in the consolidated statements of operations was $1.6 million, $0.1 million and $0.6 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The following table sets forth a summary of our stock option activity for the year ended December 31:

	Outstanding Options	Weighted average exercise price per share	Weighted average remaining contractual life (Years)	Aggregate Instrinsic Value (in thousands)
Outstanding at December 31, 2009	5,443,500	$0.61	6.90
Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—	—

Outstanding at December 31, 2010	5,510,750	0.64	6.00
Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.20
Granted	2,549,109	10.32
Forfeited	(19,077)	7.99
Exercised	(285,058)	0.61

Outstanding at December 31, 2012	7,909,724	$3.85	5.89	$49,410

Vested or expected to vest(1) at December 31, 2012	7,514,238	$3.66	5.64	$48,387

Exercisable at December 31, 2012	4,854,960	$0.64	3.86	$45,927

(1)	Options expected to vest reflect an estimated forfeiture rate.

The weighted-average grant-date exercise price of stock options granted during the years ended December 31, 2012, 2011 and 2010 was $10.32, $5.50 and $1.50, respectively, per share. The aggregate intrinsic value of our stock options (the amount by which the market price of the stock on the date of exercise exceeded the exercise price of the option) exercised during the years ended December 31, 2012, 2011 and 2010, was $2.9 million, $0 million and $0 million, respectively. At December 31, 2012, 2011, and 2010, there was $12.0 million, $0.6 million and $0.4 million, respectively, of unrecognized stock-based compensation expense related to non-vested stock-based compensation arrangements, which the Company expects to recognize over a weighted-average period of 4.21 years as stock-based compensation expense.

Net cash proceeds from the exercise of stock options were $0.2 million, $0 million and $0 million during 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, we realized a $0.6 million, $0 million and $0 million tax benefit from the exercise of stock options, respectively.

The fair value of each option grant was estimated using the Black-Scholes option pricing model. Expected volatilities are calculated based on the historical volatility data of comparable peer companies over a term comparable to the expected term of the options issued. The expected term of the award is determined based on the average of the vesting term and the contractual term. Management monitors share option exercise and employee termination patterns to estimate forfeiture rates within the valuation model. Separate groups of employees that have similar groups of employees with similar historical exercise behavior are considered separately for valuation purposes.

We estimated the fair value of options granted using a Black-Scholes option pricing model with the following assumptions:

	For the Year Ended December 31,
	2012	2011	2010
Expected volatility	48.3%	39.8%	40.6%
Expected dividends	0.0	0.0	0.0
Expected term (years)	6.5	6.3	6.3
Risk-free interest rate	1.01%	1.2%	2.8%
Weighted-average estimated fair value of options granted during the year	$5.22	$2.23	$0.66

Valuation and Amortization Method – The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model. The fair value is then amortized on a straight line basis over the requisite service periods of the awards, which is generally the vesting period. Stock options typically have a ten year life from the grant date and vesting periods of four to five years. The fair value of the Company’s common stock is based on the market price of the stock on the date of grant.

Expected Term – The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method under the provisions of FASB ASC 718-10-S99-1 (Staff Accounting Bulletin No. 107) for estimating the expected term of the stock-based award.

Expected Volatility – Because there is insufficient history of the Company’s stock price returns, the Company lacks sufficient historical volatility data for its equity awards. Accordingly, the Company calculates the expected volatility using comparable peer companies over a term comparable to the expected term of the options issued.

Expected Dividend – The Company has never paid dividends on its common shares and currently does not intend to do so. Accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate – The risk-free interest rate used in the Black Scholes valuation method is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

(b)	Restricted Stock

Option Agreements issued under the 2004 DCS Holdings Stock Option Plan allow for the participants to exercise options whether or not vesting has occurred, provided that the participants enter into a restricted stock agreement. The restricted stock agreement is to specify that the stock issued for unvested options will continue vesting, with the unvested shares subject to repurchase at the lower of original cost and fair market value.

In January 2005, two executives exercised a portion of their options, including unvested options, by entering into restricted stock agreements with the Company. The restricted stock agreements allow for the executives to receive dividend payments, subject to forfeiture if the executives leave the Company prior to the vesting of the restricted shares. On February 4, 2005, forfeitable dividends of $1 million were paid on the executives’ unvested restricted shares. This amount has been recorded as “due from stockholders” in the equity caption of the consolidated balance sheet, and is being amortized into compensation expense as the underlying unvested restricted shares vest. Compensation expense associated with the forfeitable dividends received on unvested restricted shares was $0 million, $0 million and $0.1 million in 2012, 2011 and 2010, respectively.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
9.	Employee Benefit Plan

The Company has a 401(k) Salary Deferral Plan (the Plan) covering all full-time employees who have met certain service requirements. Employees may contribute a portion of their salary up to the maximum limit established by the Internal Revenue Code for such plans. Employer contributions are discretionary. No matching contributions were made during 2012, 2011 and 2010.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
10.	Income Taxes

The Company’s income tax expense (benefit) consists of the following (in thousands):

	2012	2011	2010
Current:
Federal	$15,142	$14,053	$5,500
State	3,470	3,103	1,132

	18,612	17,156	6,632

Deferred:
Federal	$(1,599)	$(7,350)	$(172)
State	(227)	(2,290)	204

	(1,826)	(9,640)	32

Total Expense (Benefit)	$16,786	$7,516	$6,664

A reconciliation of the income tax expense calculated using the applicable federal statutory rates to the actual income tax expense for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Federal income at the statutory rate	35%	35%	35%
State income tax, net of federal benefit	5%	3%	5%
Permanent differences	2%	1%	2%
Other	0%	-1%	-2%

	42%	38%	40%

The following table summarizes the components of the Company’s deferred tax assets and liabilities as of December 31, 2012, and 2011 (in thousands):

	2012	2011
Deferred tax assets:
Bad debt reserve	$26	$30
Vacation accrual	909	315
Remeasurement expense nonqualified stock options	1,767	1,137
Amortization of deferred finance costs	3,082	1,822
Acquisition costs	197	229
Bonus accrual	—	483
State tax deferral	1,373	1,041
Stock option compensation	—	690
Deferred revenue	91	1,284
State tax credits	566	386
Estimated liability for appeals	1,260	366
Other	82	559

	9,353	8,342
Valuation allowance	(351)	(148)

	9,002	8,194

Deferred tax liabilities:
Identifiable intangible assets	(13,007)	(14,307)
Book versus tax depreciation	(3,446)	(3,029)
Amortization of deferred finance costs	—	(135)
Other	(22)	(22)

	(16,475)	(17,493)

Net deferred tax liabilities	$(7,473)	$(9,299)

The Company believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets, except for certain state tax credits. Income tax expense is allocated to the subsidiaries included in the consolidated tax return on the basis of the subsidiaries’ stand-alone tax provision.

The Company has a valuation allowance of approximately $0.4 million as of December 31, 2012 related to California enterprise zone tax credits for which it is not more likely than not that the tax benefit will be realized. The total amount of the valuation allowance represented includes increases from the amount recorded as of December 31, 2011 due to the generation of additional tax credits in 2012, for which it is not more likely than not that the tax benefit will be realized.

The Company has state tax credits of $0.6 million which can be carried forward indefinitely. The Company has state net operating loss carryforwards of $0.4 million which expire in 2020. The following table reconciles the Company’s unrecognized tax benefits as of December 31, 2012 from its unrecognized tax benefits as of December 31, 2011 (in thousands):

Unrecognized tax benefits balance at December 31, 2011	$—
Increase related to prior year tax positions	115
Decrease related to prior year tax positions	—
Increase related to current year tax positions	164
Settlements	—
Lapse of statute of limitations	—

Unrecognized tax benefits balance at December 31, 2012	$279

At December 31, 2012 and 2011, we had approximately $0.3 million and $0 million of unrecognized tax benefits, respectively. We do not expect any significant change in unrecognized tax benefits during the next twelve months. The Company records interest expense and penalties related to unrecognized tax benefits in selling, general, and administrative expenses. The amount of accrued interest was not material at December 31, 2012 and 2011, respectively. No penalties were recognized in 2012 or accrued at December 31, 2012 and 2011, respectively. Unrecognized tax benefits of approximately $0.3 million which, if recognized, would favorably affect the Company’s effective income tax rate.

The Company files federal and state income tax returns. For years before 2008, the Company is no longer subject to federal or state tax examinations.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
11.	Related Party Transactions

Our notes payable, both before and after the recapitalization of March 19, 2012, are held by a number of lenders, some of whom also invested in our stock. As a result, these entities are considered related parties. Interest expense under these arrangements totaled $11.1 million, $12.3 million and $13.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, and the debt extinguishment expense associated with the recapitalization totaled $3.3 million for the year ended December 31, 2012.

In an agreement dated April 13, 2012, the Company and an affiliate of Parthenon Capital Partners terminated an existing advisory services agreement, which called for quarterly payments of $0.1 million. As part of the April 13, 2012 termination agreement, the Company agreed to pay Parthenon Capital $1.3 million in equal quarterly installments of $0.1 million beginning in April 2012, provided that the remaining balance will become due and payable immediately upon the closing of an IPO or the sale of the Company. The Company paid two quarterly installments of $0.1 million and paid the remaining balance of $1.1 million on August 15, 2012, the date the IPO closed. In addition, the agreement specifies that the affiliate will be due a fee equal to 1% of the aggregate gross proceeds of an IPO offering or 1% of the aggregate consideration paid in connection with the sale of the Company, as applicable. The Company expensed and paid $0.9 million to Parthenon Capital Partners in August 2012 upon successful closing of the IPO.

Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Other Commitments and Contingencies
12.	Other Commitments and Contingencies

(a)	Trust Funds

The Company collects principal and interest payments and collection costs on defaulted loans for various contracting agencies. Cash collections for some of the Company’s customers are held in trust in bank accounts controlled by the Company. The Company remits trust funds to the contracting agencies on a regular basis. The amount of cash held in trust and the related liability are separated from and not included in the Company’s assets and liabilities. Cash held in trust for customers totaled $1.4 million and $1.8 million at December 31, 2012 and 2011, respectively.

(b)	Litigation

The Company, during the ordinary course of its operations, has been named in various legal suits and claims, several of which are still pending. In the opinion of management and the Company’s legal counsel, such legal actions will not have a material effect on the Company’s financial position or results of operations or cash flows.

Subsequent Events	12 Months Ended
Mar. 19, 2013
Subsequent Events
13.	Subsequent Events

In January 2013, the Company completed a secondary offering in which selling stockholders issued and sold 9,200,000 shares of common stock at a public offering price of $10.65 per share. The Company did not receive any proceeds from the sale of the shares by the selling stockholders. The Company paid the related offering expenses.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 19, 2013
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2012, 2011 and 2010

Allowance for doubtful accounts (in thousands):

Description	Balance at Beginning of Period	Additions Charged against Revenue	Recoveries	Charge-offs	Balance at End of Period
2012	$77	—	2	(14)	$65
2011	$45	28	14	(10)	$77
2010	$221	37	—	(213)	$45

Estimated allowance and liability for appeals – RAC Contract (in thousands):

Description	Balance at Beginning of	Additions Charged against Revenue	Appeals found in Providers Favor	Balance at End of Period
2012	$934	8,589	(3,946)	$5,577	*
2011	$101	1,743	(910)	934	*
2010	$—	101	—	101	*

*	Includes $1,199, $484 and $101 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2012, 2011 and 2010, respectively.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization and Nature of Business
(a)	Organization and Nature of Business

Performant Financial Corporation (the Company) is a leading provider of technology-enabled recovery and analytics services in the United States. Company services help identify, restructure and recover delinquent or defaulted assets and improper payments for both government and private clients in a broad range of markets. Company clients typically operate in complex and regulated environments and outsource their recovery needs in order to reduce losses on billions of dollars of defaulted student loans, improper healthcare payments and delinquent state tax and federal treasury receivables. The Company generally provides our services on an outsourced basis, where we handle many or all aspects of the clients’ recovery processes.

The Company’s consolidated financial statements include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary Performant Business Services, Inc., and its wholly owned subsidiaries Performant Recovery, Inc. (Recovery), and Performant Technologies, Inc. Effective August 13, 2012, we changed the name of our wholly owned subsidiary from DCS Business Services, Inc. (DCSBS) to Performant Business Services, Inc., and DCSBS’ wholly owned subsidiaries from Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI), to Performant Recovery, Inc., and Performant Technologies, Inc., respectively. PFC is a Delaware corporation headquartered in California and was formed in 2003. Performant Business Services, Inc. is a Nevada corporation founded in 1997. Recovery is a California corporation founded in 1976. Performant Technologies, Inc. is a California corporation that was formed in 2004.

The Company is managed and operated as one business, with a single management team that reports to the Chief Executive Officer.

Principles of Consolidation

(b)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP. The Company consolidates entities in which it has controlling financial interest, and as of December 31, 2012, all of the Company’s subsidiaries are 100% owned. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Consolidated Financial Statements
(c)	Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, primarily accounts receivable, intangible assets, goodwill, estimated liability for appeals, accrued expenses, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Our actual results could differ from those estimates.

Stock Split
(d)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s shares of Common Stock. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to additional paid-in capital. Concurrently with the stock split, the authorized Common Stock was increased from 25,000,000 shares to 60,000,000 shares. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents

Cash and cash equivalents include demand deposits and highly liquid debt instruments with original maturities of three months or less when purchased. These investments can include money market funds that invest in highly liquid U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, and commercial paper.

The Company collects monies on behalf of its clients. Cash is often held on behalf of the clients in various trust accounts and is subsequently remitted to the clients based on contractual agreements. Cash held in these trust accounts for contracting agencies is not included in the Company’s assets (Note 12(a)).

Hosted Service Installation and Implementation Deliverables
(f)	Hosted Service Installation and Implementation Deliverables

In 2008, the Company entered into a long-term contract to provide hosted services to a client beginning in March 2009. The Company determined that certain installation and implementation deliverables were not separate units of accounting within the contract, and should be combined for revenue recognition purposes with the hosted service deliverable. Accordingly, revenue for these contract elements is being taken ratably from the commencement of hosted services in March 2009 through the contract period of March 2018. Additionally, the Company deferred the direct incremental costs associated with the installation and implementation deliverables, with the costs being expensed ratably from the March 2009 commencement of services through March 2018.

Property, Equipment, and Leasehold Improvements
(g)	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, net of accumulated depreciation. Furniture and equipment are depreciated using the straight-line method over estimated useful lives ranging from 5 to 7 years. Buildings are depreciated using the straight-line method over 31.5 years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated life of the asset or the remaining term of the lease. Computer software and computer hardware are depreciated using the straight-line method over 3 years and 5 years, respectively.

Maintenance and repairs are charged to expense as incurred. Improvements that extend the useful lives of assets are capitalized.

When property is sold or retired, the cost and the related accumulated depreciation are removed from the consolidated balance sheet and any gain or loss from the transaction is included in the consolidated statements of operations.

Goodwill and Other Intangible Assets
(h)	Goodwill and Other Intangible Assets

Goodwill represents the excess of purchase price and related costs over the fair value assigned to the net assets of businesses acquired. Goodwill is not amortized, but instead is reviewed for impairment at least annually. Impairment is the condition that exists when the carrying amount of goodwill is not recoverable and its carrying amount exceeds its fair value. In accordance with Accounting Standard Update (ASU) 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, the Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2012, and concluded that there was no need to perform an impairment test. The Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2011, and again concluded that there was no need to perform an impairment test. The Company applied impairment tests to its goodwill and determined that no impairment loss had occurred during 2010.

Identifiable intangible assets consist of customer contracts and related relationships, a perpetual license, and covenants not to compete. Customer contracts and related relationships are amortized over their estimated useful life of 4 – 20 years. The perpetual license is amortized over its estimated useful life of 5 years.

Impairment of Long-Lived Assets
(i)	Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets or intangibles may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company did not recognize an impairment expense for intangible assets in 2012 and 2010. In 2011, the Company recorded $13.4 million of impairment expense to write off the carrying amount of its former trade name, Diversified Collection Services, Inc. (DCS). The Company determined that the DCS trade name would not be used in the future, and retired the trade name intangible asset accordingly.

System Developments
(j)	System Developments

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASC) Subtopic 350-40, Internal-Use Software, which specifies that costs incurred during the application stage of development should be capitalized. All other costs are expensed as incurred. During 2012, 2011 and 2010, costs of $5.4 million, $2.5 million and $2.1 million respectively, were capitalized for projects in the application stage of development, with depreciation expense of $2.4 million, $2.1 million and $1.5 million respectively, for completed projects.

Debt Issuance Costs

(k)	Debt Issuance Costs

Debt issuance costs represent loan and legal fees paid in connection with the issuance of long-term debt. Debt issuance cost is amortized to interest expense in accordance with key terms of the notes as amended.

Revenues, Accounts Receivable, and Estimated Liability for Appeals
(l)	Revenues, Accounts Receivable, and Estimated Liability for Appeals

Revenue is recognized upon the collection of defaulted loan and debt payments. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients. Incentive revenue is recognized upon receipt of official notification of incentive award from customers. Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim or offset. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates are probable of being returned to providers following successful appeal. At December 31, 2012, a total of $5.6 million was presented as an allowance against revenue, representing the Company’s estimate of claims that may be overturned. Of this amount, $1.2 million was related to amounts in accounts receivable and $4.4 million was related to commissions which had already been received. The balances at December 31, 2012 and 2011, were $4.4 million and $0.5 million, respectively, represent the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected. In addition to the $4.4 million amount accrued at December 31, 2012, the Company estimates that it is reasonably possible that it could be required to pay an additional amount up to approximately $1.5 million as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenues in the applicable period would be reduced by the amount of the excess.

For the year ended December 31, 2012, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2012 Revenue	Percent of total revenue
1	$54,130	25.8%
2	39,183	18.7%
3	29,027	13.8%
4	25,469	12.1%
5	22,397	10.7%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 4 clients is summarized in the table below (in thousands):

Rank	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

Revenue from the largest three customers was 58%, 50% and 53% of total revenue in 2012, 2011 and 2010, respectively. Accounts receivable due from these three customers were 63%, 25% and 41% of total trade receivables at December 31, 2012, 2011 and 2010, respectively. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company determines the allowance for doubtful accounts by specific identification. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts was $0.1 million and $0.1 million at December 31, 2012 and 2011, respectively.

Legal Expenses
(m)	Legal Expenses
The Company recognizes legal fees related to litigation as they are incurred.
Comprehensive Income
(n)	Comprehensive Income
The Company has no components of comprehensive income other than its net income. Accordingly, comprehensive income is equivalent to net income.
Fair Value of Financial Instruments
(o)	Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, short-term debt and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values based on or due to their short-term maturities. The carrying values of short-term debt and long-term debt approximate fair value, in which their variable interest rates approximate market rates.

Income Taxes
(p)	Income Taxes

The Company accounts for income taxes under the asset-and-liability method. Deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying value of assets and liabilities for financial reporting purposes and for taxation purposes. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Preferred Stock
(q)	Preferred Stock

The carrying amounts of preferred stock are periodically increased by amounts representing dividends not currently declared or paid, but which would be payable under certain redemption features. Such increases in carrying amounts are recorded against retained earnings.

Stock Options
(r)	Stock Options

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation – Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards, such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model.

FASB ASC Topic 718 also requires that excess tax benefits recognized in equity related to stock option exercises are reflected as financing cash inflows. The Company recognized income tax benefits resulting from the exercise of stock options in 2012, 2011 and 2010 of $0.6 million, $0 million and $0 million, respectively.

Earnings per Share

(s)	Earnings per Share

Basic earnings per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding during the period plus the weighted average number of Series A preferred shares outstanding during the period. The Series A shares are included in the basic denominator because they could be converted into common shares for no cash consideration (via conversion units as further described in Note 7), and were thus considered outstanding common shares in computing basic earnings per share. Diluted earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares and dilutive common shares equivalents outstanding during the period. The Company’s common share equivalents consist of stock options.

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average shares outstanding – basic	43,985	42,962	42,962
Dilutive effect of stock options	3,614	2,780	2,057
Weighted average shares outstanding – diluted	47,599	45,742	45,019

For the year ended December 31, 2012, the Company excluded from the calculation of diluted earnings per share options to purchase 2,364,000 shares because such outstanding options’ combined exercise price, unamortized fair value and excess tax benefits were greater than the average market price of our common shares in each of those periods because their effect would be anti-dilutive (i.e., including such options would result in higher earnings per share).

Recent Accounting Pronouncements
(t)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company implemented the provisions of ASU 2011-11 as of January 1, 2013. The Company does not believe its adoption of the new guidance will have an impact on its consolidated financial statement.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a nonpublic entity, the ASU is effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of operations by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update No. 2011-05. The Company adopted this new accounting guidance with no impact to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 in 2012 with no impact to our consolidated financial statements.

Reclassifications
(u)	Reclassifications

Certain reclassifications have been made to the 2011 balances to conform to the 2012 presentation. Such reclassifications have no effect on net income or retained earnings as previously reported.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Details of Revenue by Major Customers

The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2012 Revenue	Percent of total revenue
1	$54,130	25.8%
2	39,183	18.7%
3	29,027	13.8%
4	25,469	12.1%
5	22,397	10.7%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 4 clients is summarized in the table below (in thousands):

Rank	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

Reconciliation of Basic to Diluted Weighted Average Shares Outstanding

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average shares outstanding – basic	43,985	42,962	42,962
Dilutive effect of stock options	3,614	2,780	2,057
Weighted average shares outstanding – diluted	47,599	45,742	45,019

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Assets Acquired at Acquisition Date

The purchase is being treated as a business combination for accounting purposes; the following table summarizes the estimated fair values of the assets acquired at the acquisition date (in thousands):

February 1, 2012
Computer equipment	$280
Perpetual license	3,250
Customer relationships	150

Total identifiable assets acquired	$3,680

Pro Forma Consolidated Statements of Income

The following represents our pro forma Consolidated Statements of Income as if HOPS had been included in our consolidated results for the years ending December 31, 2012 and 2011 ( in thousands, except for per share data):

	For the year ended December 31,
	2012	2011
Total revenue	$211,329	$164,230

Net income available to common shareholders	$18,751	$3,715

Earnings per share attributable to common shareholders
Basic	$0.43	$0.09

Diluted	$0.39	$0.08

Property, Equipment, and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Property, Equipment and Leasehold Improvements

Property, equipment, and leasehold improvements consist of the following at December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Land	$1,767	$1,767
Building and leasehold improvements	5,500	4,797
Furniture, equipment, and automobile	4,408	3,612
Computer hardware and software	40,886	31,197

	52,561	41,373
Less accumulated depreciation and amortization	(31,892)	(26,458)

Property, equipment and leasehold improvements, net	$20,669	$14,915

Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2012 and 2011 (in thousands):

December 31, 2012	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,198	$(28,608)	$33,590
Perpetual license	3,250	(596)	2,654

Total intangible assets	$65,448	$(29,204)	$36,244

December 31, 2011	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,046	$(25,530)	$36,516

Total intangible assets	$62,046	$(25,530)	$36,516

Schedule of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

Year Ending December 31,	Amount
2013	$3,731
2014	3,731
2015	3,731
2016	3,696
2017	3,097
Thereafter	18,258

Total	$36,244

Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Payments Under Credit Agreement	Payments under the Agreement are as follows (in thousands):

Year Ending December 31,	Amount
2013	$11,040
2014	11,040
2015	11,040
2016	11,040
2017	10,253
Thereafter	93,356

Total	$147,769

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Commitments Under Non-Cancelable Leases

Future minimum rental commitments under non-cancelable leases as of December 31, 2012 are as follows (in thousands):

Year Ending December 31,	Amount
2013	$1,740
2014	1,769
2015	1,409
2016	986
2017	785
Thereafter	65

Total	$6,754

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Activity

The following table sets forth a summary of our stock option activity for the year ended December 31:

	Outstanding Options	Weighted average exercise price per share	Weighted average remaining contractual life (Years)	Aggregate Instrinsic Value (in thousands)
Outstanding at December 31, 2009	5,443,500	$0.61	6.90
Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—	—

Outstanding at December 31, 2010	5,510,750	0.64	6.00
Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.20
Granted	2,549,109	10.32
Forfeited	(19,077)	7.99
Exercised	(285,058)	0.61

Outstanding at December 31, 2012	7,909,724	$3.85	5.89	$49,410

Vested or expected to vest(1) at December 31, 2012	7,514,238	$3.66	5.64	$48,387

Exercisable at December 31, 2012	4,854,960	$0.64	3.86	$45,927

Assumptions to Estimate Fair Value Options

We estimated the fair value of options granted using a Black-Scholes option pricing model with the following assumptions:

	For the Year Ended December 31,
	2012	2011	2010
Expected volatility	48.3%	39.8%	40.6%
Expected dividends	0.0	0.0	0.0
Expected term (years)	6.5	6.3	6.3
Risk-free interest rate	1.01%	1.2%	2.8%
Weighted-average estimated fair value of options granted during the year	$5.22	$2.23	$0.66

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following (in thousands):

	2012	2011	2010
Current:
Federal	$15,142	$14,053	$5,500
State	3,470	3,103	1,132

	18,612	17,156	6,632

Deferred:
Federal	$(1,599)	$(7,350)	$(172)
State	(227)	(2,290)	204

	(1,826)	(9,640)	32

Total Expense (Benefit)	$16,786	$7,516	$6,664

Reconciliation of Federal Statutory Income Tax Expense to Actual Income Tax Expense

A reconciliation of the income tax expense calculated using the applicable federal statutory rates to the actual income tax expense for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Federal income at the statutory rate	35%	35%	35%
State income tax, net of federal benefit	5%	3%	5%
Permanent differences	2%	1%	2%
Other	0%	-1%	-2%

	42%	38%	40%

Components of Deferred Tax Assets and Liabilities

The following table summarizes the components of the Company’s deferred tax assets and liabilities as of December 31, 2012, and 2011 (in thousands):

	2012	2011
Deferred tax assets:
Bad debt reserve	$26	$30
Vacation accrual	909	315
Remeasurement expense nonqualified stock options	1,767	1,137
Amortization of deferred finance costs	3,082	1,822
Acquisition costs	197	229
Bonus accrual	—	483
State tax deferral	1,373	1,041
Stock option compensation	—	690
Deferred revenue	91	1,284
State tax credits	566	386
Estimated liability for appeals	1,260	366
Other	82	559

	9,353	8,342
Valuation allowance	(351)	(148)

	9,002	8,194

Deferred tax liabilities:
Identifiable intangible assets	(13,007)	(14,307)
Book versus tax depreciation	(3,446)	(3,029)
Amortization of deferred finance costs	—	(135)
Other	(22)	(22)

	(16,475)	(17,493)

Net deferred tax liabilities	$(7,473)	$(9,299)

Unrecognized Tax Benefits

The Company has state tax credits of $0.6 million which can be carried forward indefinitely. The Company has state net operating loss carryforwards of $0.4 million which expire in 2020. The following table reconciles the Company’s unrecognized tax benefits as of December 31, 2012 from its unrecognized tax benefits as of December 31, 2011 (in thousands):

Unrecognized tax benefits balance at December 31, 2011	$—
Increase related to prior year tax positions	115
Decrease related to prior year tax positions	—
Increase related to current year tax positions	164
Settlements	—
Lapse of statute of limitations	—

Unrecognized tax benefits balance at December 31, 2012	$279

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 26, 2012	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Aug. 15, 2012	Aug. 14, 2012
Stock split conversion ratio	2
Common stock, Authorized shares	60,000,000	500,000,000	50,000,000		500,000,000	60,000,000
Preferred stock, Authorized shares		50,000,000	18,000,000		50,000,000
Impairment of intangible asset		$ 0	$ 13,400,000	$ 0
Capitalized internal use software		5,400,000	2,500,000	2,100,000
Capitalized internal use software, depreciation expense		2,400,000	2,100,000	1,500,000
Allowance against accounts receivable		5,600,000
Estimated allowance for appeals		1,199,000	484,000
Estimated liability for appeals		4,378,000	450,000
Probable amount of losses		4,400,000	450,000
Estimated additional liability for appeals		1,500,000
Number of clients whose individual revenues exceeded 10% of total revenues		5	5	4
Allowance against accounts receivable		65,000	77,000
Tax benefit from the exercise of stock options		$ 600,000	$ 0	$ 0
Antidilutive securities excluded from computation of earnings per share amount		2,364,000
The largest three customers
Percent of total revenue		58.00%	50.00%	53.00%
Percent of accounts receivable due from major customers		63.00%	25.00%	41.00%
Perpetual license
Identifiable intangible assets estimated useful lives		5 years
Minimum | Customer contracts and related relationships
Identifiable intangible assets estimated useful lives		4 years
Maximum | Customer contracts and related relationships
Identifiable intangible assets estimated useful lives		20 years
Furniture and equipment | Minimum
Estimated useful lives of property		5 years
Furniture and equipment | Maximum
Estimated useful lives of property		7 years
Buildings
Estimated useful lives of property		31 years 6 months
Computer software and computer hardware | Minimum
Estimated useful lives of property		3 years
Computer software and computer hardware | Maximum
Estimated useful lives of property		5 years
Scenario, Previously Reported
Common stock, Authorized shares	25,000,000

Details of Revenue by Major Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer 1
Revenue, Major Customer [Line Items]
Revenue	$ 54,130	$ 30,732	$ 27,881
Percent of total revenue	25.80%	18.90%	22.60%
Customer 2
Revenue, Major Customer [Line Items]
Revenue	39,183	28,504	20,776
Percent of total revenue	18.70%	17.50%	16.80%
Customer 3
Revenue, Major Customer [Line Items]
Revenue	29,027	21,812	17,287
Percent of total revenue	13.80%	13.40%	14.00%
Customer 4
Revenue, Major Customer [Line Items]
Revenue	25,469	21,549	15,445
Percent of total revenue	12.10%	13.20%	12.50%
Customer 5
Revenue, Major Customer [Line Items]
Revenue	$ 22,397	$ 17,934
Percent of total revenue	10.70%	11.00%

Reconciliation of Basic to Diluted Weighted Average Shares Outstanding (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number of Shares Outstanding [Line Items]
Weighted average shares outstanding - basic	43,985	42,962	42,962
Dilutive effect of stock options	3,614	2,780	2,057
Weighted average shares outstanding - diluted	47,599	45,742	45,019

Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2012
Business Acquisition [Line Items]
Date of purchase	2012-02
Purchased transaction valued		$ 3.68
Purchase agreement, cash payments		4
Purchase agreement payment maturity period	3 years
Initial payment		0.8
Quarterly payments		$ 0.3
Perpetual license
Business Acquisition [Line Items]
Estimated useful lives	5 years
Customer relationships
Business Acquisition [Line Items]
Estimated useful lives	4 years

Estimated Fair Values of Assets Acquired at Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2012
Business Acquisition [Line Items]
Computer equipment	$ 280
Total identifiable assets acquired	3,680
Perpetual license
Business Acquisition [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	3,250
Customer relationships
Business Acquisition [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	$ 150

Pro Forma Consolidated Statements of Income (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenue	$ 211,329	$ 164,230
Net income available to common shareholders	$ 18,751	$ 3,715
Earnings per share attributable to common shareholders
Basic	$ 0.43	$ 0.09
Diluted	$ 0.39	$ 0.08

Property, Equipment, and Leasehold Improvement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 52,561	$ 41,373
Less accumulated depreciation and amortization	(31,892)	(26,458)
Property, equipment and leasehold improvements, net	20,669	14,915
Land
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	1,767	1,767
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	5,500	4,797
Furniture, equipment, and automobile
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,408	3,612
Computer software and computer hardware
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 40,886	$ 31,197

Property, Equipment, and Leasehold Improvements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Other Amortization Expenses [Line Items]
Depreciation and amortization expense of property, equipment and leasehold improvements	$ 5.8	$ 4.7	$ 4.2

Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	$ 65,448	$ 62,046
Accumulated Amortization	(29,204)	(25,530)
Identifiable intangible assets, net	36,244	36,516
Customer contracts and related relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	62,198	62,046
Accumulated Amortization	(28,608)	(25,530)
Identifiable intangible assets, net	33,590	36,516
Perpetual license
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	3,250
Accumulated Amortization	(596)
Identifiable intangible assets, net	$ 2,654

Identifiable Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Amortization expense	$ 3.7	$ 3	$ 3

Schedule of Estimated Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Actual and Estimated Amortization Expense [Line Items]
2013	$ 3,731
2014	3,731
2015	3,731
2016	3,696
2017	3,097
Thereafter	18,258
Identifiable intangible assets, net	$ 36,244	$ 36,516

Credit Agreement - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 19, 2012	Dec. 31, 2012	Jun. 30, 2012 Term B Loan	Jun. 30, 2012 Term B Loan	Dec. 31, 2012 Term B Loan	Mar. 19, 2012 Term B Loan	Dec. 31, 2011 Term B Loan	Dec. 31, 2012 Term B Loan Prime Rate Plus	Dec. 31, 2012 Term B Loan LIBOR Plus	Dec. 31, 2012 Term B Loan Series A Preferred Stock	Dec. 31, 2012 Term A, Term B and revolving credit facility	Dec. 31, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Jun. 30, 2012 Term A Loan	Dec. 31, 2012 Term A Loan	Mar. 19, 2012 Term A Loan	Dec. 31, 2012 Term A Loan Prime Rate Plus	Dec. 31, 2012 Term A Loan LIBOR Plus	Mar. 19, 2012 Revolving credit facility	Dec. 31, 2011 Revolving credit facility	Dec. 31, 2011 Term A-2 Loan	Dec. 31, 2012 Line of Credit	Dec. 31, 2012 Line of Credit Minimum	Dec. 31, 2012 Line of Credit Maximum	Dec. 31, 2012 Line of Credit Prime Rate Plus	Dec. 31, 2012 Line of Credit LIBOR Plus
Line of Credit Facility [Line Items]
Recapitalized amount under credit agreement							$ 98.3	$ 79.5								$ 49.5	$ 57			$ 11
Credit facility, amount outstanding				4.5					62												8.2	33.2
Amendment of agreement to increase Term B Loan					99
Cash and cash equivalents													14.5
Repayments of notes payable and line of credit				103.4
Redemption of shares												1,399,000		3,897,000
Payment of accrued dividends												16.3	44
Fees paid in conjunction with the credit agreement												0.8	8.1
Agent fee to an entity associated with majority stockholders	0.2	1.5										0.2	1.5
Grant of common stock to investment bank acting as advisor		215,044											215,000
Value of granted shares to investment bank		2.8		2.8									2.8
Remaining proceeds from borrowings				2.3
Interest rate terms							Interest at Prime +4.75% (subject to a 2.50% floor) or LIBOR (subject to a 1.50% floor) +5.75%									Interest either at Prime (subject to a 2.50% floor) +4.25% or LIBOR (subject to a 1.50% floor) +5.25%, which was 6.75%							Interest at Prime + 4.25% or LIBOR + 5.25%, which was 6.75%
Floor rate										2.50%	1.50%							2.50%	1.50%
Basis spread on variable rate										4.75%	5.75%							4.25%	5.25%							4.25%	5.25%
Interest rate							7.25%									6.75%							6.75%
Quarterly payments of principal						0.2									2.5
Expiry date of line of credit							Mar 19, 2018									Mar 19, 2017							Mar 19, 2017
Borrowing under line of credit, maximum																							11
Facility commitment fee																							0.50%
Letter of credit outstanding																							1.4
Remaining borrowing capacity under the line of credit																							9.6
Fixed charge coverage ratio																								0.012
Total debt to EBITDA ratio																									0.0325
Capitalized debt issuance cost	0.8	5
Payments to third parties for legal and other services	0.04	0.8
Grant of shares based on price		$ 13	$ 13
Accumulated amortization of debt issuance costs				0.9
Payments of debt extinguishment costs				3.7
Fees paid to lenders				3.3
Unamortized debt issuance cost				$ 0.3

Payment Under Credit Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 11,040
2014	11,040
2015	11,040
2016	11,040
2017	10,253
Thereafter	93,356
Total	$ 147,769

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Location	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Facilities renewed	2
Lease expense	$ 2.4	$ 1.9	$ 1.9
California
Commitment And Contingencies [Line Items]
New lease agreement	6,000

Future Minimum Rental Commitments Under Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 1,740
2014	1,769
2015	1,409
2016	986
2017	785
Thereafter	65
Total	$ 6,754

Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Mar. 19, 2012	Dec. 31, 2012	Aug. 15, 2012	Aug. 14, 2012	Jul. 26, 2012	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2012 Financial Advisor	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	May 23, 2006 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 19, 2012 Series A Preferred Stock	Mar. 31, 2012 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2012 Series B Convertible Preferred Stock
Capital Stock [Line Items]
Capital stock, authorized				96,000,000
Convertible preferred stock, Authorized shares				50,000,000	50,000,000				18,000,000					18,000,000					18,000,000
Convertible preferred stock, par value				$ 0.0001					$ 0.0001					$ 0.0001					$ 0.0001
Common stock, Authorized shares				500,000,000	500,000,000	60,000,000	60,000,000		50,000,000
Common stock, par value				$ 0.0001		$ 0.0001			$ 0.0001
Stock issued													5,295,676
Stock, price per share													$ 5.67
Preferred stock, gross proceeds													$ 30,000,000
Preferred stock, net proceeds													29,925,000
Preferred stock, issuance costs													75,000
Preferred stock, dividend accrual rate														12.00%
Preferred stock, accrued dividends payable															28,248,000
Preferred stock, liquidation preference, per share														5.67
Preferred stock, initial conversion price													$ 5.67
Conversion of Series A Convertible Preferred Stock into one share of Series B Preferred Stock and one share of Common Stock																1,399,000	3,897,000
Redemption of series B Preferred stock			44,000,000					16,300,000
Common Stock issued to holders of Redeemed Series A Convertible Preferred Stock																		3,897,000	1,399,000
Preferred stock conversion basis																				1	1
Common stock issued as compensation, shares				215,000
Value of granted shares to investment bank		2,800,000		2,800,000
Grant of shares based on price		$ 13	$ 13
Amortization of debt issuance costs											6 years	5 years
Common stock, issued shares	1,924,000			45,392,000					37,667,000	103,500
Offering price of common stock	$ 9									$ 9
Proceeds from issuance initial public offering	12,600,000
Underwriters discounts and commissions	1,000,000
Other offering expenses	3,600,000
Amount paid to financial advisor	$ 900,000

Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 04, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 1.6	$ 0.1	$ 0.6
Weighted-average grant-date fair value, stock options granted		$ 10.32	$ 5.5	$ 1.5
Aggregate intrinsic value of stock options exercised		2.9	0	0
Unrecognized stock-based compensation expense related to non-vested stock options		12	0.6	0.4
Unrecognized stock-based compensation expense related to non-vested stock options, weighted-average recognition period		4 years 2 months 16 days
Proceeds from exercise of stock options		0.2	0	0
Tax benefit from the exercise of stock options		0.6	0	0
Estimated life of stock options		10 years
Dividend yield percentage		0.00%	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Incentive Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value		100.00%
Nonqualified Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value		85.00%
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, contractual term		10
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		0	0	0.1
Forfeitable dividends paid	$ 1
2004 DCS Holdings Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		4,000,000
DCS Holdings, Inc. 2004 Equity Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		3,600,000
Vesting period (in years)		4 years
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		4,300,000
Vesting period (in years)		5 years
2007 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		4,000,000
Vesting period (in years)		5 years

Stock Option Activity (Detail) (Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options
Outstanding Options
Options Outstanding	5,664,750	5,510,750	5,443,500
Granted	2,549,109	180,000	202,000
Forfeited	(19,077)	(25,282)	(134,750)
Exercised	(285,058)	(718)
Options Outstanding	7,909,724	5,664,750	5,510,750	5,443,500
Vested or expected to vest	7,514,238
Exercisable	4,854,960
Weighted average exercise price per share
Options Outstanding	$ 0.8	$ 0.64	$ 0.61
Granted	$ 10.32	$ 5.5	$ 1.5
Forfeited	$ 7.99	$ 0.74	$ 0.56
Exercised	$ 0.61	$ 0.5
Options Outstanding	$ 3.85	$ 0.8	$ 0.64	$ 0.61
Vested or expected to vest	$ 3.66
Exercisable	$ 0.64
Weighted average remaining contractual life (Years)
Options Outstanding	5 years 10 months 2 days	5 years 2 months 12 days	6 years	6 years 10 months 24 days
Vested or expected to vest	5 years 7 months 21 days
Exercisable	3 years 10 months 10 days
Aggregate Intrinsic Value
Options Outstanding	$ 49,410
Vested or expected to vest	48,387
Exercisable	$ 45,927

Assumptions to Estimate Fair Value Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected volatility	48.30%	39.80%	40.60%
Expected dividends	0.00%	0.00%	0.00%
Expected term (years)	6 years 6 months	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate	1.01%	1.20%	2.80%
Weighted-average estimated fair value of options granted during the year	$ 5.22	$ 2.23	$ 0.66

Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 15,142	$ 14,053	$ 5,500
State	3,470	3,103	1,132
Current, total	18,612	17,156	6,632
Deferred:
Federal	(1,599)	(7,350)	(172)
State	(227)	(2,290)	204
Deferred, total	(1,826)	(9,640)	32
Total Expense (Benefit)	$ 16,786	$ 7,516	$ 6,664

Reconciliation of Federal Statutory Income Tax Expense to Actual Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Federal income at the statutory rate, percentage	35.00%	35.00%	35.00%
State income tax, net of federal benefit, percentage	5.00%	3.00%	5.00%
Permanent differences, percentage	2.00%	1.00%	2.00%
Other, percentage	0.00%	(1.00%)	(2.00%)
Total income tax expense, percentage	42.00%	38.00%	40.00%

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debt reserve	$ 26	$ 30
Vacation accrual	909	315
Remeasurement expense nonqualified stock options	1,767	1,137
Amortization of deferred finance costs	3,082	1,822
Acquisition costs	197	229
Bonus accrual		483
State tax deferral	1,373	1,041
Stock option compensation		690
Deferred revenue	91	1,284
State tax credits	566	386
Estimated liability for appeals	1,260	366
Other	82	559
Deferred tax assets, gross	9,353	8,342
Valuation allowance	(351)	(148)
Deferred tax assets, net	9,002	8,194
Deferred tax liabilities:
Identifiable intangible assets	(13,007)	(14,307)
Book versus tax depreciation	(3,446)	(3,029)
Amortization of deferred finance costs		(135)
Other	(22)	(22)
Deferred tax liabilities	(16,475)	(17,493)
Net deferred tax liabilities	$ (7,473)	$ (9,299)

Income Taxes - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 State	Dec. 31, 2012 California enterprise zone
Income Tax [Line Items]
Valuation Allowance	$ 351,000	$ 148,000			$ 400,000
Tax credits carried forward				600,000
Net operating loss carryforward				400,000
Net operating loss carryforward, expiration year				2020
Unrecognized tax benefits	$ 279,000	$ 0	$ 0

Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized tax benefits, beginning balance	$ 0	$ 0
Increase related to prior year tax positions	115
Decrease related to prior year tax positions
Increase related to current year tax positions	164
Settlements
Lapse of statute of limitations
Unrecognized tax benefits , ending balance	$ 279	$ 0

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended
	Aug. 31, 2012	Aug. 15, 2012	Jul. 13, 2012	Apr. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Interest expense under these arrangements					$ 11.1	$ 12.3	$ 13.2
Debt extinguishment expense					3.3
Quarterly installments of related party transaction		1.1	0.1	0.1
Payment to related party termination of agreement					1.3
Aggregate gross proceeds of an IPO offering					1.00%
Percentage of fee due to affiliate, aggregate consideration					1.00%
Fee paid to the affiliate upon successful closing of the IPO	$ 0.9
Transaction date					Apr 13, 2012

Other Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Cash held in trust for customers	$ 1.4	$ 1.8

Subsequent Events - Additional Information (Detail) (Common Stock, USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Jan. 31, 2013 Issuance of Equity
Subsequent Event [Line Items]
Common stock, shares sold	2,243,000	9,200,000
Stock, price per share		$ 10.65

Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Estimated Allowance and Liability for Appeals - RAC Contract
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 934	[1]	$ 101	[1]	$ 0
Additions Charged against Revenue	8,589		1,743		101
Appeals found in Providers Favor	(3,946)		(910)		0
Balance at End of Period	5,577	[1]	934	[1]	101	[1]
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	77		45		221
Additions Charged against Revenue	0		28		37
Recoveries	2		14		0
Charge-offs	(14)		(10)		(213)
Balance at End of Period	$ 65		$ 77		$ 45

[1]	Includes $1,199, $484 and $101 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2012, 2011 and 2010, respectively.

Valuation and Qualifying Accounts (Parenthetical) (Detail) (Estimated Allowance and Liability for Appeals - RAC Contract, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated Allowance and Liability for Appeals - RAC Contract
Valuation and Qualifying Accounts Disclosure [Line Items]
Estimated allowance for appeals that apply to uncollected accounts receivable	$ 1,199	$ 484	$ 101